SCHEDULE OF PROPERTY PLANT AND EQUIPMENT LOCATED OPERATING SEGMENT (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Property, plant and equipment	$ 5,225	$ 6,057
UK [member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Property, plant and equipment	2,937
US [member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Property, plant and equipment	$ 2,289